UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUND, INC. - SHORT-TERM BOND FUND - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2004



[LOGO OF USAA]
   USAA(R)

                  USAA SHORT-TERM
                              BOND Fund

                                [GRAPHIC OF USAA SHORT-TERM BOND FUND]

          A n n u a l  R e p o r t

--------------------------------------------------------------------------------
JULY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

   Report of Independent Registered Public Accounting Firm                  15

   Portfolio of Investments                                                 16

   Notes to Portfolio of Investments                                        27

   Financial Statements                                                     31

   Notes to Financial Statements                                            34

   Expense Example                                                          44

DIRECTORS' AND OFFICERS' INFORMATION                                        46

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "
                                              ALTHOUGH STOCK PRICES MAY
                                        CONTINUE TO FLUCTUATE . . . WE BELIEVE
[PHOTO OF CHRISTOPHER W. CLAUS]          THEY HAVE THE POTENTIAL TO END 2004
                                                  ON A POSITIVE NOTE.
                                                           "

                                                                    August 2004
--------------------------------------------------------------------------------

                 Yield relief is on the way.

                 The Federal Reserve Board (the Fed) has begun raising short-term interest rates, which means that we can expect higher yields, higher reinvestment rates, and greater compounding of interest (i.e., earning interest on interest) in the months ahead. For many of us, it is a welcome change.

                 Over the last two years, we have all felt the effects of record low interest rates. Although we have benefited from the lower cost of borrowing, we have been less happy as lenders and investors - particularly those of us who rely on income from fixed-income investments such as money market and bond funds. Now money market fund investors can look forward to increasingly higher yields. As yields rise, they will be able to reinvest at higher rates while enjoying the benefits of compounding, which is what drives total return in the fixed-income markets over the long run.

                 Intermediate- and longer-term investments, however, will not experience the same growth in yields. While the Fed has a strong influence on the short end of the yield curve, the market controls intermediate- and longer-term rates, which have already risen. As a result, we expect the yield curve to flatten at a measured pace - with only slight changes at the longer end - as short-term rates continue to rise.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Fed action is likely to have less of an effect on the equity market. Investors appear to approve of the Fed's moderate approach to interest rate increases, and express more uncertainty about the situation in Iraq, potential terrorist attacks, the presidential election, and the direction of federal tax policy and spending. Despite moderate job growth, corporate earnings have steadily improved, and the U.S. economy is expected to grow at about 3%. Although stock prices may continue to fluctuate within a limited range, we believe they have the potential to end 2004 on a positive note.

                 In the months ahead, our market-tested investment team will continue to work hard to identify profitable opportunities in the market and provide you with a risk-adjusted return. As always, we remain committed to delivering quality USAA service along with no-load mutual funds that have no sales loads, 12b-1 fees, or long-term contractual plans. You can trust us to act with integrity and in your interests.

                 Thank you for allowing us to help you with your investment goals.

                 Sincerely,

                 /s/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA), DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, existing bond prices fall.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SHORT-TERM BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High current income consistent with preservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally at least 80% of the Fund's assets will be invested in a broad range of investment-grade debt securities and the Fund will maintain a dollar-weighted average portfolio maturity of three years or less.

                                          7/31/04                   7/31/03
Net Assets                            $413.9 Million            $380.3 Million
Net Asset Value Per Share                 $8.98                     $9.05

                                          7/31/04                   7/31/03
Dollar-Weighted Average
  Portfolio Maturity                     1.8 Years                 2.3 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

                     30-DAY SEC YIELD* AS OF 7/31/04
30-DAY SEC YIELD                                                   2.99%

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING JULY 31, 2004

             TOTAL RETURN       =       DIVIDEND RETURN       +       PRICE CHANGE
10 YEARS        5.06%           =            5.84%            +          -0.78%
5 YEARS         3.72%           =            5.35%            +          -1.63%
1 YEAR          2.51%           =            3.28%            +          -0.77%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING JULY 31, 2004

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                TOTAL RETURN          DIVIDEND RETURN         CHANGE IN SHARE PRICE
1995                7.90%                  6.57%                     1.33%
1996                5.62                   6.38                     -0.76
1997                8.97                   6.52                      2.45
1998                5.91                   6.07                     -0.16
1999                3.76                   6.16                     -2.4
2000                6.18                   6.69                     -0.51
2001                9.61                   7.03                      2.58
2002               -4.29                   5.36                     -9.65
2003                5.14                   4.47                      0.67
2004                2.51                   3.28                     -0.77

                                   [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON]

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                        USAA                           LIPPER
                     SHORT-TERM                    SHORT INVESTMENT
                      BOND FUND                GRADE DEBT FUNDS AVERAGE
                     ----------                ------------------------
7/31/1995               6.19%                           5.82%
7/31/1996               6.34                            5.96
7/31/1997               6.06                            5.81
7/31/1998               6.16                            5.73
7/31/1999               5.98                            5.55
7/31/2000               6.52                            5.80
7/31/2001               6.51                            5.80
7/31/2002               6.14                            4.51
7/31/2003               4.37                            3.39
7/31/2004               3.29                            2.60

                                   [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 7/31/95 TO 7/31/04.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 LEHMAN BROTHERS         LIPPER SHORT          LIPPER SHORT             USAA
                     1-3 YEAR          INVESTMENT GRADE      INVESTMENT GRADE        SHORT-TERM
                GOVERNMENT/CREDIT        BOND FUNDS             DEBT FUNDS              BOND
                      INDEX                INDEX                 AVERAGE                FUND
                -----------------      ----------------      ----------------        ----------
 7/31/1994         $10000.00             $10000.00             $10000.00             $10000.00
 8/31/1994          10034.00              10053.24              10031.64              10057.25
 9/30/1994          10011.93              10039.44              10011.33              10022.28
10/31/1994          10034.95              10055.87              10028.20              10039.78
11/30/1994           9992.81              10038.12              10003.95              10037.87
12/31/1994          10011.79              10014.46               9996.74              10027.10
 1/31/1995          10148.95              10116.99              10095.43              10125.36
 2/28/1995          10289.01              10236.61              10225.39              10263.84
 3/31/1995          10347.66              10293.13              10281.35              10268.00
 4/30/1995          10440.79              10381.20              10376.03              10438.85
 5/31/1995          10616.61              10571.15              10563.20              10673.14
 6/30/1995          10681.40              10636.22              10623.59              10753.13
 7/31/1995          10724.08              10670.39              10651.25              10790.38
 8/31/1995          10789.07              10742.03              10723.85              10882.27
 9/30/1995          10842.41              10793.30              10783.64              10961.15
10/31/1995          10932.42              10895.17              10873.26              11045.04
11/30/1995          11026.51              10987.19              10968.97              11037.09
12/31/1995          11110.12              11063.43              11055.22              11148.28
 1/31/1996          11205.17              11162.67              11140.91              11210.39
 2/29/1996          11162.50              11121.92              11088.12              11164.67
 3/31/1996          11154.35              11072.51              11071.62              11194.90
 4/30/1996          11165.60              11080.53              11071.45              11198.61
 5/31/1996          11191.40              11102.58              11090.41              11233.52
 6/30/1996          11273.26              11182.40              11170.11              11345.18
 7/31/1996          11317.11              11228.24              11213.57              11396.55
 8/31/1996          11358.81              11267.94              11250.55              11396.11
 9/30/1996          11462.79              11375.91              11358.34              11574.35
10/31/1996          11464.92              11498.09              11485.95              11728.03
11/30/1996          11679.09              11593.67              11585.66              11867.40
12/31/1996          11681.03              11598.70              11582.33              11852.20
 1/31/1997          11737.48              11657.94              11636.84              11924.69
 2/28/1997          11766.58              11697.26              11670.24              11959.55
 3/31/1997          11757.46              11685.13              11657.12              11948.24
 4/30/1997          11853.87              11778.66              11747.37              12058.45
 5/31/1997          11936.71              11857.60              11825.10              12130.99
 6/30/1997          12019.73              11940.43              11906.31              12220.16
 7/31/1997          12153.20              12076.17              12048.95              12418.61
 8/31/1997          12164.64              12084.73              12053.34              12391.14
 9/30/1997          12255.44              12179.49              12145.25              12508.05
10/31/1997          12346.60              12254.33              12220.96              12596.77
11/30/1997          12377.64              12284.71              12246.34              12630.94
12/31/1997          12459.31              12358.34              12311.74              12701.36
 1/31/1998          12579.58              12465.33              12425.60              12829.40
 2/28/1998          12589.67              12482.53              12438.22              12789.96
 3/31/1998          12638.95              12533.39              12486.00              12873.15
 4/30/1998          12701.41              12591.98              12545.19              12938.61
 5/31/1998          12770.47              12659.74              12612.72              13026.98
 6/30/1998          12836.43              12716.47              12670.65              13098.19
 7/31/1998          12896.17              12772.62              12724.07              13152.27
 8/31/1998          13044.38              12859.57              12822.43              13285.12
 9/30/1998          13219.94              12995.54              12967.20              13304.01
10/31/1998          13277.17              12978.23              12955.72              13261.28
11/30/1998          13274.84              13011.68              12978.48              13316.89
12/31/1998          13326.25              13067.84              13030.37              13340.26
 1/31/1999          13383.09              13133.59              13096.14              13426.40
 2/28/1999          13326.63              13090.69              13040.53              13407.38
 3/31/1999          13421.11              13192.28              13141.07              13519.13
 4/30/1999          13467.08              13240.14              13185.80              13570.95
 5/31/1999          13456.02              13222.43              13162.57              13575.40
 6/30/1999          13495.99              13247.52              13181.67              13622.40
 7/31/1999          13534.59              13262.61              13193.67              13646.90
 8/31/1999          13570.28              13288.49              13214.57              13662.76
 9/30/1999          13661.46              13376.42              13308.18              13761.98
10/31/1999          13702.00              13405.22              13339.57              13772.42
11/30/1999          13732.27              13449.42              13381.06              13850.17
12/31/1999          13746.43              13478.17              13403.53              13882.13
 1/31/2000          13746.43              13484.20              13406.38              13957.53
 2/29/2000          13841.67              13571.39              13490.35              14077.24
 3/31/2000          13920.05              13641.38              13566.47              14169.22
 4/30/2000          13946.82              13644.70              13577.71              14199.68
 5/31/2000          13997.25              13693.03              13616.32              14182.67
 6/30/2000          14151.67              13844.96              13768.00              14396.20
 7/31/2000          14248.47              13930.18              13850.84              14492.98
 8/31/2000          14361.37              14031.44              13950.67              14440.78
 9/30/2000          14479.70              14150.62              14068.99              14579.57
10/31/2000          14544.50              14192.63              14106.91              14560.86
11/30/2000          14679.90              14321.38              14238.58              14702.42
12/31/2000          14857.01              14473.63              14403.59              14871.14
 1/31/2001          15067.49              14679.74              14601.98              15097.78
 2/28/2001          15174.76              14782.09              14705.90              15212.16
 3/31/2001          15297.95              14888.73              14814.36              15355.66
 4/30/2001          15346.44              14924.36              14843.53              15427.13
 5/31/2001          15440.92              15016.62              14932.60              15526.53
 6/30/2001          15500.08              15078.70              14991.18              15610.53
 7/31/2001          15695.04              15264.14              15182.75              15885.73
 8/31/2001          15801.54              15363.05              15283.11              15985.68
 9/30/2001          16036.66              15509.46              15448.52              16126.02
10/31/2001          16196.89              15626.85              15579.08              16131.27
11/30/2001          16153.24              15549.66              15498.07              15717.44
12/31/2001          16161.20              15534.13              15482.26              15624.93
 1/31/2002          16207.37              15579.16              15528.92              15645.58
 2/28/2002          16277.78              15625.11              15578.99              15582.86
 3/31/2002          16171.87              15554.37              15492.49              15627.49
 4/30/2002          16352.47              15678.07              15632.02              15664.63
 5/31/2002          16438.41              15765.60              15714.40              15718.66
 6/30/2002          16569.93              15783.32              15765.61              15580.88
 7/31/2002          16734.82              15830.65              15839.01              15203.94
 8/31/2002          16825.22              15929.84              15928.09              15412.68
 9/30/2002          16970.90              16033.47              16040.15              15551.16
10/31/2002          16992.44              16043.29              16038.55              15382.25
11/30/2002          16991.66              16049.90              16023.23              15366.50
12/31/2002          17175.95              16209.86              16182.85              15605.95
 1/31/2003          17197.10              16235.36              16209.57              15659.46
 2/28/2003          17292.15              16333.06              16299.00              15762.83
 3/31/2003          17328.81              16358.03              16322.54              15794.06
 4/30/2003          17395.74              16428.67              16384.98              15935.38
 5/31/2003          17494.29              16522.65              16480.28              16131.99
 6/30/2003          17532.70              16553.13              16502.99              16164.10
 7/31/2003          17418.63              16407.23              16355.52              15985.91
 8/31/2003          17425.81              16422.73              16367.67              15998.53
 9/30/2003          17618.05              16593.79              16538.16              16220.25
10/31/2003          17546.66              16551.77              16482.78              16181.17
11/30/2003          17548.02              16555.32              16489.08              16188.51
12/31/2003          17659.37              16638.91              16573.76              16269.47
 1/31/2004          17707.48              16692.65              16619.89              16328.04
 2/29/2004          17806.80              16769.57              16700.06              16424.06
 3/31/2004          17869.85              16826.58              16760.40              16484.99
 4/30/2004          17686.53              16676.24              16603.41              16333.49
 5/31/2004          17661.89              16643.58              16573.31              16318.93
 6/30/2004          17667.13              16655.23              16578.47              16324.21
 7/31/2004          17742.01              16722.63              16643.67              16388.80

                                   [END CHART]

                       DATA FROM 7/31/94 THROUGH 7/31/04.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund to the following benchmarks:

                 o The broad-based Lehman Brothers 1-3 Year Government/ Credit Index is an unmanaged index made up of government, agency, corporate, and noncorporate bonds with maturities longer than one year and shorter than three years.

                 o The Lipper Short Investment Grade Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category.

                 o The Lipper Short Investment Grade Debt Funds Average is the average performance level of all short-term investment-grade debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

10

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]         MATTHEW FREUND, CFA
                                   USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Short-Term Bond Fund provided a total return of 2.51% for the one-year period ending July 31, 2004. This compares to a 1.74% return for the Lipper Short Investment Grade Debt Funds Average, a 1.92% return for the Lipper Short Investment Grade Bond Funds Index, and a 1.86% return for the Lehman Brothers 1-3 Year Government/Credit Index. This return placed your Fund in the top 17% of its peer group. At the same time, the Fund provided a one-year dividend yield of 3.29%.

                  [LOGO OF LIPPER LEADER]           [LOGO OF LIPPER LEADER]
                        PRESERVATION                        EXPENSE

                 The Fund is listed as a Lipper Leader for Preservation and Expense of 3,896 fixed-income funds and 122 funds, respectively, within the Lipper Short Investment Grade Debt Funds category for the overall period ending July 31, 2004.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT WERE THE RELEVANT MARKET CONDITIONS?

                 The U.S. economic recovery gained momentum throughout the year as investors focused on news beyond the combat operations in Iraq. Corporate earnings continued to improve, allowing companies to strengthen their balance sheets. Issuers took advantage of better market conditions to replace high-cost debt and upcoming maturities with less-expensive, longer-term issues. By April 2004, it was clear that hiring and capital spending had begun to improve. In the face of strengthening economic conditions, the patience of the Federal Reserve Board (the Fed) was finally exhausted. For the first time in four years, the Fed raised short-term interest rates in June 2004, by a quarter-percent to 1.25%, stating that future increases would be "measured" so long as the economy continued to meet expectations. Short-term rates, which are more directly affected by Fed actions, rose slightly over the year.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 Our goal is to generate an attractive yield with an acceptable level of price volatility. Over the period, the Fund's net asset value moved

                 LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS, AS OF JULY 31, 2004. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED-EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. THE FUND RECEIVED A SCORE OF 2 FOR THE THREE-YEAR PERIOD AMONG 3,896 FIXED-INCOME FUNDS, AND RECEIVED A LIPPER LEADER RATING AMONG 3,292 FIXED-INCOME FUNDS AND 1,768 FUNDS FOR THE FIVE- AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JULY 31, 2004. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 122 FUNDS, 99 FUNDS, AND 52 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2004, REUTERS, ALL RIGHTS RESERVED.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 only within a 20-cent range (between $9.15 and $8.95), primarily as a result of changing interest rates. Compared to the Lipper category, our yield was above-average for a short-term bond fund.

                 Throughout the period, we maintained a quality portfolio that is diversified across multiple asset classes. We added several taxable municipal bonds for their stable cash flows and attractive yields, and purchased additional asset-backed and mortgage-backed securities. In the corporate bond market, we used fundamental research to make selective purchases across a greater number of names, which reduced the position we take in any one issuer and thereby limited our exposure to potential credit problems. To reduce volatility, we allowed the Fund's weighted average maturity to shorten from 2.3 years to 1.8 years.

WHAT IS YOUR OUTLOOK FOR THE MARKET?

                 In the months ahead, investors are expected to focus on the U.S. elections, geopolitical threats, and stubbornly mixed economic news. Although we remain guardedly optimistic about the economic recovery, it is still too early to gauge the impact of higher energy costs. We believe that investors should expect most of their return to come from the income provided by the Fund. As always, they should remain disciplined and hold diversified portfolios. Your portfolio management team remains committed to providing you with a quality, diversified bond fund with an acceptable level of risk.

                 Thank you for the confidence you have placed in us. We will continue to work hard on your behalf.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

              PORTFOLIO RATINGS MIX
                     7/31/04

       [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                           34%
BBB                                           29%
A                                             17%
AA                                            10%
Money Market Instruments                       7%
U.S. Government                                3%

                 [END PIE CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. Money market instruments are all rated within the two highest short-term credit ratings categories. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Service, Fitch Ratings, or Dominion Bond Rating Service Ltd.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                         PORTFOLIO MIX
                            7/31/04

                  [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                                     43.4%
Asset-Backed Securities                                   20.0%
Commercial Mortgage-Backed Securities                     14.2%
Municipal Bonds                                            8.3%
Money Market Instruments                                   6.4%
Eurodollar & Yankee Obligations                            3.6%
U.S. Treasury Inflation-Indexed Note                       1.5%
Interest-Only Commercial Mortgage-Backed Securities        1.0%
U.S. Government Agency Issue                               1.0%

                        [END PIE CHART]

      PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-26.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
======================----------------------------------------------------------
                       Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

USAA SHORT-TERM BOND FUND:

                 We have audited the accompanying statement of assets and liabilities of the USAA Short-Term Bond Fund (a portfolio of USAA Mutual Fund, Inc.), including the portfolio of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2001, were audited by other auditors whose report dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Short-Term Bond Fund as of July 31, 2004, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 September 10, 2004

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

PRINCIPAL                                                                      COUPON                        MARKET
   AMOUNT    SECURITY                                                            RATE         MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (43.4%)

             ALUMINUM (0.7%)
  $ 3,000    Alcan, Inc., Notes(a)                                               1.77%(h)   12/08/2005      $ 3,000
                                                                                                            -------
             ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
    3,000    Mellon Funding Corp., Senior Notes                                  4.88        6/15/2007        3,120
                                                                                                            -------
             AUTOMOBILE MANUFACTURERS (0.5%)
    1,000    General Motors Acceptance Corp., MTN                                2.14(h)     5/18/2006        1,003
    1,000    Hertz Corp., Notes(a)                                               4.70       10/02/2006        1,016
                                                                                                            -------
                                                                                                              2,019
                                                                                                            -------
             BROADCASTING & CABLE TV (1.5%)
    2,000    Continental Cablevision, Inc., Senior Notes                         8.30        5/15/2006        2,171
    3,000    Liberty Media Corp., Senior Notes                                   3.02(h)     9/17/2006        3,046
    1,000    Liberty Media Corp., Global Notes                                   3.50        9/17/2006          997
                                                                                                            -------
                                                                                                              6,214
                                                                                                            -------
             BUILDING PRODUCTS (0.5%)
    2,000    York International Corp., Senior Notes                              6.63        8/15/2006        2,121
                                                                                                            -------
             CASINOS & GAMING (0.5%)
    2,000    Harrah's Operating Co., Inc.,
               Guaranteed Senior Notes                                           7.13        6/01/2007        2,153
                                                                                                            -------
             CONSUMER FINANCE (4.0%)
    2,000    Ford Motor Credit Co., MTN                                          2.06(h)     7/18/2005        2,001
    2,000    Ford Motor Credit Co., Global Notes                                 7.60        8/01/2005        2,090
    2,000    General Motors Acceptance Corp., MTN                                2.88(h)    10/20/2005        2,014
    2,000    General Motors Acceptance Corp., Notes                              6.13        9/15/2006        2,087
    3,000    Household Finance Corp., Notes                                      5.75        1/30/2007        3,168
    2,000    MBNA Corp., MTN                                                     5.63       11/30/2007        2,100
    3,000    SLM Corp., MTN, CPI Floating Rate Note                              4.04(h)     6/01/2009        2,993
                                                                                                            -------
                                                                                                             16,453
                                                                                                            -------
             DIVERSIFIED BANKS (1.9%)
    5,000    International Funding I, LLC, Secured Notes
               (LOC - Bayerische Landesbank)                                     3.51       10/01/2004        4,998
    1,000    Key Bank, NA, MTN                                                   5.00        7/17/2007        1,045
    2,000    U.S. Central Credit Union, Senior Notes                             2.70        9/30/2009        1,950
                                                                                                            -------
                                                                                                              7,993
                                                                                                            -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

PRINCIPAL                                                                      COUPON                        MARKET
   AMOUNT    SECURITY                                                            RATE         MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------------
             DIVERSIFIED CHEMICALS (0.7%)
  $ 3,000    ICI Wilmington, Inc., Guaranteed Notes                              6.95%       9/15/2004      $ 3,014
                                                                                                            -------
             DRUG RETAIL (0.3%)
    1,000    CVS Corp., Notes                                                    3.88       11/01/2007        1,006
                                                                                                            -------
             ELECTRIC UTILITIES (9.6%)
    2,000    Cinergy Corp., Debentures                                           6.25        9/01/2004        2,007
    3,450    Conectiv, Inc., Notes                                               5.30        6/01/2005        3,513
    1,000    Dominion Resources, Inc., Senior Notes                              4.13        2/15/2008        1,004
    1,250    Florida Power & Light Co.,
               First Mortgage Bond                                               6.88       12/01/2005        1,321
    3,000    FPL Group Capital, Inc.,
               Guaranteed Debenture                                              1.88        3/30/2005        2,995
    2,000    Jersey Central Power & Light Co.,
               First Mortgage MTN                                                6.45        5/15/2006        2,107
    2,000    Midamerican Energy Holdings Co.,
               Senior Notes                                                      4.63       10/01/2007        2,030
    3,000    Monongahela Power Co.,
               First Mortgage Bond                                               5.00       10/01/2006        3,082
    2,000    New York State Electric & Gas Corp., Notes                          4.38       11/15/2007        2,025
    1,633    Oglethorpe Power Corp., Secured
               Series Facility Bonds                                             6.97        6/30/2011        1,755
    3,000    Pacific Gas & Electric Co.,
               First Mortgage Bond                                               2.30(h)     4/03/2006        3,002
    1,000    Pinnacle West Capital Corp., Senior Notes                           1.98(h)    11/01/2005        1,001
    3,477    Power Contract Financing,
               Pass-Through Certificates(a)                                      5.20        2/01/2006        3,498
    2,000    Public Service Electric & Gas Co.,
               First Mortgage Bond, Series A                                     1.70(h)     6/23/2006        1,999
    1,800    Public Service Electric & Gas Co.,
               First Mortgage Bond (INS)                                         6.38        5/01/2008        1,947
    2,000    Scana Corp., Senior Notes                                           1.70(h)    11/15/2006        2,003
    1,000    Sempra Energy ESOP, Series 1999
               (NBGA - Sempra Energy)(a)                                         4.21       11/01/2014(c)     1,011
    1,000    Teco Energy, Inc., Notes                                            6.13        5/01/2007        1,022
    2,500    TXU Corp., Senior Notes, Series B                                   6.38       10/01/2004        2,519
                                                                                                            -------
                                                                                                             39,841
                                                                                                            -------
             ELECTRIC/GAS UTILITY (0.5%)
    2,085    Texas Municipal Gas Corp., Notes (INS)(a)                           2.60        7/01/2007        2,069
                                                                                                            -------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

PRINCIPAL                                                                      COUPON                        MARKET
   AMOUNT    SECURITY                                                            RATE         MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------------
             GAS UTILITIES (1.7%)
  $ 1,000    Entergy-Koch, LP, Senior Notes(a)                                   3.65%       8/20/2006      $   995
    3,000    Northern Natural Gas Co., Notes(a)                                  6.88        5/01/2005        3,098
    3,000    Texas Eastern Transmission, LP,
               Senior Notes                                                      5.25        7/15/2007        3,109
                                                                                                            -------
                                                                                                              7,202
                                                                                                            -------
             HEALTH CARE FACILITIES (0.5%)
    2,000    Columbia HCA Healthcare Corp., Notes                                6.91        6/15/2005        2,057
                                                                                                            -------
             HOUSEHOLD APPLIANCES (0.3%)
    1,000    Stanley Works, Notes                                                3.50       11/01/2007        1,002
                                                                                                            -------

             INDUSTRIAL CONGLOMERATES (1.5%)
    3,000    General Electric Capital Corp., MTN                                 2.97        7/26/2006        3,001
    3,000    Tyco International Group, SA COP, Notes(a)                          4.44        6/15/2007        3,026
                                                                                                            -------
                                                                                                              6,027
                                                                                                            -------
             LIFE & HEALTH INSURANCE (2.1%)
    3,000    John Hancock Global Funding II, Notes                               5.50       12/31/2007        3,132
    3,000    Metropolitan Life Global Funding I, Notes(a)                        4.75        6/20/2007        3,106
    2,450    Phoenix Home Life Mutual Insurance, Notes(a)                        6.95       12/01/2006        2,596
                                                                                                            -------
                                                                                                              8,834
                                                                                                            -------
             METAL & GLASS CONTAINERS (0.8%)
    3,000    Pactiv Corp., Notes                                                 7.20       12/15/2005        3,174
                                                                                                            -------
             MOVIES & ENTERTAINMENT (0.5%)
    2,000    Time Warner Companies, Inc., Notes                                  8.11        8/15/2006        2,180
                                                                                                            -------
             MULTI-LINE INSURANCE (1.5%)
    2,000    ASIF Global Financing XVIII,
               Senior Notes(a)                                                   2.65        1/17/2006        1,998
    1,030    Farmers Insurance Exchange, Notes(a)                                8.50        8/01/2004        1,030
    3,000    Hartford Financial Services Group, Inc., Notes                      2.38        6/01/2006        2,961
                                                                                                            -------
                                                                                                              5,989
                                                                                                            -------
             MULTI-UTILITIES & UNREGULATED POWER (0.7%)
    1,000    Duke Capital Corp., LLC, Senior Notes                               4.30        5/18/2006        1,016
    1,815    Duke Energy Field Services, LLC, Notes                              7.50        8/16/2005        1,902
                                                                                                            -------
                                                                                                              2,918
                                                                                                            -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

PRINCIPAL                                                                      COUPON                        MARKET
   AMOUNT    SECURITY                                                            RATE         MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------------
             OIL & GAS EQUIPMENT & SERVICES (1.2%)
  $ 3,000    Cooper Cameron Corp., Senior Notes                                  2.65%       4/15/2007      $ 2,925
    2,000    Halliburton Co., Senior Notes                                       3.12(h)    10/17/2005        2,020
                                                                                                            -------
                                                                                                              4,945
                                                                                                            -------
             OIL & GAS EXPLORATION & PRODUCTION (1.1%)
    2,325    Kerr-McGee Corp., Notes                                             5.38        4/15/2005        2,370
    2,000    Ocean Energy, Inc., Senior Notes                                    4.38       10/01/2007        2,030
                                                                                                            -------
                                                                                                              4,400
                                                                                                            -------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
    2,000    Citigroup, Inc., Global Notes                                       4.25        7/29/2009        1,999
    2,000    Reliastar Financial Corp., Notes                                    8.00       10/30/2006        2,209
    2,000    Textron Financial Corp., Notes                                      2.75        6/01/2006        1,987
                                                                                                            -------
                                                                                                              6,195
                                                                                                            -------
             PACKAGED FOODS & MEAT (1.6%)
    1,000    Kraft Foods Inc., Notes                                             4.00       10/01/2008          993
    2,645    Nabisco, Inc., Notes                                                6.38        2/01/2005        2,688
    3,000    Tyson Foods, Inc., Notes                                            6.63       10/01/2004        3,016
                                                                                                            -------
                                                                                                              6,697
                                                                                                            -------
             PAPER PRODUCTS (0.2%)
    1,000    MeadWestVaco Corp., Notes                                           1.89(h)    12/01/2005        1,001
                                                                                                            -------
             PROPERTY & CASUALTY INSURANCE (2.1%)
    3,000    Allstate Financial Global Funding,
               Senior Notes(a)                                                   7.13        9/26/2005        3,149
    1,000    Chubb Corp., Senior Notes                                           3.95        4/01/2008          995
    4,000    CNA Financial Corp., Notes                                          6.50        4/15/2005        4,098
      500    Liberty Mutual Insurance Co., Notes(a)                              8.20        5/04/2007          555
                                                                                                            -------
                                                                                                              8,797
                                                                                                            -------
             REAL ESTATE INVESTMENT TRUSTS (2.0%)
    3,000    Gables Realty, LP, Senior Notes                                     5.75        7/15/2007        3,152
    4,000    Nationwide Health Properties, Inc., MTN                             6.90       10/01/2037(c)     4,078
    1,000    New Plan Excel Realty Trust, Inc.,
               Senior Notes                                                      5.88        6/15/2007        1,059
                                                                                                            -------
                                                                                                              8,289
                                                                                                            -------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

PRINCIPAL                                                                      COUPON                        MARKET
   AMOUNT    SECURITY                                                            RATE         MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------------
             REGIONAL BANKS (1.0%)
  $ 1,000    M&I Marshall & Ilsley Bank, Senior Notes                            4.13%       9/04/2007      $ 1,023
    2,000    National City Bank, Notes                                           1.71(h)     6/29/2009        2,000
    1,000    SunTrust Banks, Inc., Senior Notes                                  5.05        7/01/2007        1,041
                                                                                                            -------
                                                                                                              4,064
                                                                                                            -------
             REINSURANCE (0.5%)
    2,000    Reinsurance Group of America, Inc.,
               Senior Notes(a)                                                   7.25        4/01/2006        2,100
                                                                                                            -------

             SPECIALIZED FINANCE (0.5%)
    2,000    CIT Group, Inc., Global Notes                                       7.38        4/02/2007        2,191
                                                                                                            -------

             THRIFTS & MORTGAGE FINANCE (0.6%)
    1,500    Golden West Financial Corp., Senior Notes                           4.13        8/15/2007        1,525
    1,000    Greenpoint Financial Corp., Senior Notes                            3.20        6/06/2008          969
                                                                                                            -------
                                                                                                              2,494
                                                                                                            -------
             Total corporate obligations (cost: $176,835)                                                   179,559
                                                                                                            -------
             EURODOLLAR AND YANKEE OBLIGATIONS (3.6%)

             DIVERSIFIED BANKS (0.7%)
    1,000    Bayerische Landesbank, MTN (Germany)                                2.60       10/16/2006          990
    2,000    European Investment Bank,
               Notes (Luxembourg)                                                4.00        8/30/2005        2,034
                                                                                                            -------
                                                                                                              3,024
                                                                                                            -------
             DIVERSIFIED CAPITAL MARKETS (0.2%)
    1,000    Fondo Latinoamericano, Notes (Columbia)(a)                          3.00        8/01/2006          997
                                                                                                            -------
             ELECTRIC UTILITIES (0.3%)
    1,000    Eastern Energy Ltd., Senior Notes (Australia)(a)                    6.75       12/01/2006        1,077
                                                                                                            -------
             FOREST PRODUCTS (0.5%)
    2,000    Nexfor, Inc., Debentures (Canada)                                   8.13        3/20/2008        2,218
                                                                                                            -------
             INTEGRATED OIL & GAS (1.4%)
    5,293    PEMEX Finance Ltd., Notes (Mexico)                                  6.55        2/15/2008        5,557
                                                                                                            -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

PRINCIPAL                                                                      COUPON                        MARKET
   AMOUNT    SECURITY                                                            RATE         MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
  $ 2,000    Deutsche Telekom International Finance B.V.,
               Notes (Germany)                                                   8.25%       6/15/2005      $ 2,097
                                                                                                            -------
             Total eurodollar and yankee obligations
               (cost: $14,748)                                                                               14,970
                                                                                                            -------
             ASSET-BACKED SECURITIES (20.0%)(d)
             AIRLINES (3.6%)
    1,329    America West Airlines, Inc., Pass-Through
               Certificates, Series 1996-1, Class A, EETC                        6.85        7/02/2009        1,338
    2,101    American Airlines, Pass-Through Certificates,
               Series 2002-1, Class G, EETC (INS)                                2.18(h)     9/23/2007        2,107
    3,950    Continental Airlines, Inc., Secured Notes,
               EETC (INS)                                                        2.26(h)    12/06/2007        3,959
    1,814    Delta Air Lines, Inc., Pass-Through
               Certificates, Series 2003-1, Class G,
               EETC (INS)                                                        2.41(h)     1/25/2008        1,827
             Southwest Airlines Co., Pass-Through
               Certificates,
      304      Series 2001-1, Class A-1, EETC                                    5.10        5/01/2006          312
    5,000      Series 2001-1, Class A-2, EETC                                    5.50       11/01/2006        5,199
                                                                                                            -------
                                                                                                             14,742
                                                                                                            -------
             ASSET-BACKED FINANCING (16.4%)
      954    Aerco Ltd., Notes, Series 2A, Class A3(a)                           1.84(h)     7/15/2025          706
             AESOP Funding II, LLC,
    1,000      Series 2004-2A, Class A1(a)                                       2.76        4/20/2008          985
    5,000      Series 2002-1, Rental Car Notes, Class A1                         3.85       10/20/2005        5,074
    4,047    Aircraft Finance Trust, Notes,
               Series 1999-1A, Class A2                                          1.88(h)     5/15/2024        3,790
             AmeriCredit Automobile Receivables
               Trust, Notes,
    2,000      Series 2004 AF, Class A3                                          2.18        7/07/2008        1,977
    3,000      Series 2002, Class A4                                             3.55        2/12/2009        3,022
    5,000    ARG Funding Corp., Series 2003-1A,
               Rental Car Notes, Class A2(a)                                     2.54        3/20/2007        4,995
             Aviation Capital Group Trust, Notes,
    1,486      Series 2000-1A, Class A2(a)                                       1.86(h)    11/15/2025        1,468
    4,643      Series 2003-2A, Class G1 (INS)(a)                                 2.12(h)     9/20/2033        4,645
    2,549    Capital One Auto Finance Trust, Notes,
               Series 2002-C, Class A3A                                          2.65        6/15/2009        2,559

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

PRINCIPAL                                                                      COUPON                        MARKET
   AMOUNT    SECURITY                                                            RATE         MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 2,000    Capital One Multi-Asset Execution Trust,
               Notes, Series 2003-C2, Class C2                                   4.32%       4/15/2009      $ 2,027
    1,000    Chase Credit Card Master Trust, Notes,
               Series 2001-5, Class C(a)                                         2.38(h)     2/15/2007        1,003
    1,741    CIT Equipment Collateral Trust, Notes,
               Series 2003-EF1, Class B                                          2.29        7/20/2008        1,731
      418    Credit Acceptance Auto Dealer Loan Trust,
               Notes, Series 2003-1, Class A(a)                                  2.77        6/16/2008          418
             Diversified REIT, Notes,
    2,000      Series 1999-1A, Class A2(a)                                       6.78        3/18/2011        2,161
    3,000      Series 1999-1A, Class B(a)                                        6.78        3/18/2011        3,238
    1,000      Series 2000-1, Class B(a)                                         6.97        3/08/2010        1,083
    3,000    Drive Auto Receivables Trust, Notes,
               Series 2003-2, Class A3 (INS)(a)                                  2.04       10/15/2007        2,969
    2,000    First Auto Receivables Group Trust, Notes,
               Series 2003-1, Class A3                                           1.97       12/15/2007        1,995
             Ford Credit Auto Owner Trust, Notes,
    2,000      Series 2002-B, Class B                                            5.18       10/16/2006        2,057
    3,000      Series 2002-A, Class C                                            5.43        1/15/2007        3,066
    2,000    Hertz Vehicle Financing, LLC, Notes,
               Series 2004-1A, Class A2                                          2.38        5/25/2008        1,950
      860    Ikon Receivables Funding, LLC, Notes,
               Series 2003-1, Class A3B                                          2.33       12/15/2007          860
    1,855    Lease Investment Flight Trust,
               Series 2001-1, Class A3                                           1.81(h)     7/15/2016        1,698
    5,000    Permanent Financing plc, Notes, Series 2A                           4.20        6/10/2005        5,068
             Rental Car Finance Corp.,
    3,000      Series 2004-1A, Class A (INS)(a)                                  1.65(h)     6/25/2009        3,002
      833      Series 1999-1, Rental Car Notes, Class A(a)                       5.90        2/25/2007          836
    1,774      Series 1997-1, Rental Car Notes, Class B3(a)                      6.70        9/25/2007        1,798
    1,887    WFS Financial Owner Trust,
               Series 2000-D, Class A4                                           6.98        7/20/2008        1,910
                                                                                                            -------
                                                                                                             68,091
                                                                                                            -------
             Total asset-backed securities (cost: $83,083)                                                   82,833
                                                                                                            -------
             MORTGAGE-BACKED SECURITIES (15.2%)(d)

             COMMERCIAL MORTGAGE-BACKED SECURITIES (14.2%)
             Asset Securitization Corp.,
    1,945      Series 1997-D4, Class A1D                                         7.49        4/14/2029        2,115
    3,000      Series 1997-MD7, Class A2                                         7.73        1/13/2030        3,256

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

PRINCIPAL                                                                      COUPON                        MARKET
   AMOUNT    SECURITY                                                            RATE         MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 1,126    Commercial Mortgage Acceptance Corp.,
               Series 1999-C1, Class A1                                          6.79%       6/15/2031      $ 1,200
             CS First Boston Mortgage Securities Corp.,
    1,572      Series 2001-CK1, Class A1                                         5.90       12/16/2035        1,649
    2,432      Series 1998-C2, Class A1                                          5.96       11/11/2030        2,518
    2,341      Series 1998-C1, Class A1A                                         6.26        5/17/2040        2,401
    1,812    GGP Mall Properties Trust,
               Series 2001, Class D-2(a)                                         5.89       11/15/2011        1,873
             GMAC Commercial Mortgage Securities, Inc.,
      719      Series 1998-C2, Class A1                                          6.15        5/15/2035          734
      461      Series 1996-C2, Class A(a)                                        7.35       10/15/2011          484
             LB Commercial Conduit Mortgage Trust,
      659      Series 1998-C4, Class A1A                                         5.87       10/15/2035          677
    1,797      Series 1999-C1, Class A1                                          6.41        6/15/2031        1,878
    3,000    Mach One Trust, Series 2004-1A, Class A1(a,j)                       3.89        5/28/2040        3,000
             Morgan Stanley Dean Witter Capital I, Inc.,
   10,000      Series 1998-XL1, Class A2                                         6.45        6/03/2030       10,305
    3,000      Series 1997-XL1, Class A2                                         6.88       10/03/2030        3,207
    2,000      Series 1997-XL1, Class A3                                         6.95       10/03/2030        2,174
    1,325      Series 1998 WF1, Class E                                          7.30        3/15/2030        1,432
    2,000      Series 2000-PRIN, Class A3                                        7.36        2/23/2034        2,200
    1,000      Series 1996 WF1, Class A3(a)                                      7.70       11/15/2028        1,033
    1,638      Series 1995-GAL1, Class D(a)                                      8.25        8/15/2027        1,704
    1,000    Mortgage Capital Funding, Inc.,
               Series 1998-MC3, Class E                                          7.48       11/18/2031        1,075
    4,048    Nomura Asset Securities Corp.,
               Series 1998-D6, Class A1A                                         6.28        3/15/2030        4,245
      597    Salomon Brothers Commercial Mortgage Trust,
               Series 2001-C1, Class A1                                          5.14       12/18/2035          604
             Structured Asset Securities Corp.,
      570      Series 1997-LLI, Class A2                                         6.84        9/12/2006          595
    4,340      Series 1997-LLI, Class B                                          6.95        3/12/2007        4,695
    1,973    Tower Global Signal Trust I,
               Series 2004-1, Class A(a)                                         3.71        1/16/2034        1,915
    1,695    Trizechahn Office Properties Trust,
               Series 2001-TZHA, Class A2(a)                                     6.09        5/15/2016        1,796
                                                                                                            -------
                                                                                                             58,765
                                                                                                            -------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.0%)(e)
   25,018    Bear Stearns Commercial Mortgage
               Securities, Inc., Series 2004-ESA, Class X1
               (acquired 6/17/2004; cost $1,000)(a,i)                            1.14        5/14/2016        1,006

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

PRINCIPAL                                                                      COUPON                        MARKET
   AMOUNT    SECURITY                                                            RATE         MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------------
             CS First Boston Mortgage Securities Corp.,
  $21,000      Series 2004-C1, Class ASP
               (acquired 2/26/2004; cost $1,007)(a,i)                            1.22%       1/15/2037      $   931
    9,980      Series 2003-C3, Class ASP
               (acquired 6/17/2003; cost $945)(a,i)                              2.14        5/15/2038          768
    9,489    Greenwich Capital Commercial Funding Corp.,
               Series 2002-C1, Class XP
               (acquired 7/17/2003; cost $1,000)(a,i)                            2.06        1/11/2035          824
   15,170    LB-UBS Commercial Mortgage Trust,
               Series 2003-C3, Class XCP
               (acquired 5/20/2003; cost $1,000)(a,i)                            1.56        2/15/2037          780
                                                                                                            -------
                                                                                                              4,309
                                                                                                            -------
             Total mortgage-backed securities (cost: $62,775)                                                63,074
                                                                                                            -------
             MUNICIPAL BONDS (8.3%)

             AIRPORT/PORT (0.2%)
      945    Virginia Port Auth. RB (INS)                                        2.25        7/01/2005          951
                                                                                                            -------
             APPROPRIATED DEBT (1.2%)
    5,000    Pomona, CA, Pension Obligation Refunding
               Bond, Series 2004AJ(l)                                            1.72        7/01/2034        5,000
                                                                                                            -------
             ELECTRIC UTILITIES (2.9%)
             Brazos River Auth., TX, PCRB,
    2,000      Series 1994A                                                      3.00        5/01/2029(b)     2,001
    2,000      Series 1995A (TXU)                                                5.40        4/01/2030(b)     2,071
    2,000    Farmington, NM, PCRB, Series 2003B                                  2.10        4/01/2033(b)     1,983
    2,000    Matagorda County, TX, Navigation
               District 1, PCRB                                                  2.35        5/01/2030(b)     1,999
    3,800    Ohio State Water Development Auth. PCRB,
               Series 2000A (First Energy)                                       2.20        4/01/2024(b)     3,799
                                                                                                            -------
                                                                                                             11,853
                                                                                                            -------
             ELECTRIC/GAS UTILITY (1.1%)
    2,500    Muscatine, IA, Electric RB, Series 2002 (INS)                       2.72        1/01/2005        2,506
    1,868    Pedernales Electric Cooperative, Inc., TX,
               First Mortgage Bond, Series 2002A (INS)(a)                        4.09       11/15/2012        1,847
                                                                                                            -------
                                                                                                              4,353
                                                                                                            -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

PRINCIPAL                                                                      COUPON                        MARKET
   AMOUNT    SECURITY                                                            RATE         MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------------
             ENVIRONMENTAL SERVICES (2.2%)
  $ 1,000    California State Financing Auth. PCRB                               2.00%      12/01/2033(b)   $ 1,000
    2,100    Granite City, IL, Solid Waste Disposal RB,
               Waste Management, Inc. Project,
               Series 2002                                                       5.00        5/01/2027(b)     2,137
    5,000    Gulf Coast Waste Disposal Auth. RB,
               Waste Management of Texas, Series A                               2.50        5/01/2028(b)     4,998
    1,000    Industrial Facilities Corp., RI, RB, Series 2004A                   2.75        4/01/2016(b)       993
                                                                                                            -------
                                                                                                              9,128
                                                                                                            -------
             SPECIAL ASSESSMENT/TAX/FEE (0.5%)
    1,000    Short Pump Town Center Community
               Development Auth., VA, RB(a)                                      4.85        2/01/2006          993
    1,000    Short Pump Town Center Community
               Development Auth., VA, RB(a)                                      3.88        2/01/2005          998
                                                                                                            -------
                                                                                                              1,991
                                                                                                            -------
             TOLL ROADS (0.2%)
    1,000    New Jersey Turnpike Auth. RB,
               Series 2003B (INS)                                                2.84        1/01/2008          974
                                                                                                            -------
             Total municipal bonds (cost: $34,291)                                                           34,250
                                                                                                            -------
             U.S. GOVERNMENT AGENCY ISSUE (1.0%)

             DEBENTURE
             ---------
    4,000    Fannie Mae, CPI Floating Rate Note(k)
              (cost: $3,997)                                                     3.43        2/17/2009        3,996
                                                                                                            -------
             U.S. TREASURY INFLATION-INDEXED NOTE (1.5%)(f)
    5,968    Inflation-Indexed Note (cost: $6,236)                               3.38        1/15/2007        6,398
                                                                                                            -------
             MONEY MARKET INSTRUMENTS (6.4%)

             VARIABLE-RATE DEMAND NOTES (4.8%)(g)
             ---------------------------------
             BUILDINGS (0.1%)
      610    Precision Aggregate I, LLC, Notes,
               Series 2000 (LOC - Sky Bank)                                      2.73        8/03/2015          610
                                                                                                            -------
             ELECTRIC UTILITIES (1.0%)
    4,300    Sempra Energy ESOP, Series 1999
               (NBGA - Sempra Energy)(a)                                         1.77       11/01/2014        4,300
                                                                                                            -------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

PRINCIPAL                                                                      COUPON                         MARKET
   AMOUNT    SECURITY                                                            RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------
             ENVIRONMENTAL SERVICES (0.3%)
  $ 1,090    Gulf Shores, AL, Solid Waste RB,
               Series 2000C (LOC - Colonial Bancgroup, Inc.)                     1.93%      11/01/2010       $ 1,090
                                                                                                            --------

             FOREST PRODUCTS (1.7%)
    7,150    Braxton County, WV, Solid Waste RB,
               Series 1999                                                       1.75        3/01/2029         7,150
                                                                                                            --------

             INDUSTRIAL MACHINERY (0.3%)
    1,175    Florence, AL, IDB RB, Series 1999B
               (LOC - La Salle National Bank NA)                                 1.99       11/01/2008         1,175
                                                                                                            --------

             IT CONSULTING & OTHER SERVICES (0.3%)
    1,280    California Infrastructure & Economic
               Development RB, Series 2003B
               (LOC - Wells Fargo Bank, NA)                                      1.63        9/01/2006         1,280
                                                                                                            --------

             REAL ESTATE MANAGEMENT & DEVELOPMENT (1.1%)
    2,655    Reed Holdings, LLC, Notes, Series 2001
               (LOC - Sky Bank)                                                  2.73        6/01/2016         2,655
      940    Vista Funding Corp., Notes, Series 2001A
               (LOC - Sky Bank)                                                  2.48        3/01/2021           940
      780    Wryneck Ltd., Notes, Series 2000
               (LOC - Sky Bank)                                                  2.48        1/01/2020           780
                                                                                                            --------
                                                                                                               4,375
                                                                                                            --------
                                                                                                              19,980
                                                                                                            --------
             COMMERCIAL PAPER (1.6%)
             -----------------------
             DIVERSIFIED BANKS
    6,492    UBS Finance, Inc.                                                   1.32        8/02/2004         6,492
                                                                                                            --------
             Total money market instruments (cost: $26,472)                                                   26,472
                                                                                                            --------

             TOTAL INVESTMENTS (COST: $408,437)                                                             $411,552
                                                                                                            ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SHORT-TERM BOND FUND
JULY 31, 2004

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

              (a) Restricted security that is not registered under the
                  Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

              (b) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

              (c) Callable/putable bond - provides the option for the
                  underwriter to call the bonds at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in the dollar-weighted portfolio average maturity calculation as a result of the security's put feature.

              (d) The weighted average life of mortgage-backed and
                  asset-backed securities is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

              (e) Interest-only commercial mortgage-backed securities (IO
                  CMBS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBS are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayments penalties. This serves to moderate their prepayment risk. IO CMBS are subject to recessionary default-related prepayments that may have a negative impact on yield.

              (f) U.S. Treasury inflation-indexed notes - designed to
                  provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

              (g) Variable-rate demand notes (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

              (h) Variable- or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2004.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

              (i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors and valued using methods determined by a pricing service, under valuation procedures approved by the Board of Directors. The aggregate market value of these securities at July 31, 2004, was $4,309,000, which represented 1.0% of the Fund's net assets.

              (j) Security was fair valued at July 31, 2004, by the Manager in accordance with valuation procedures approved by the Board of Directors.

              (k) Government-sponsored enterprise (GSE) security that is supported only by the credit of the issuing agency, instrumentality, or corporation, and is neither issued nor guaranteed by the U.S. government.

              (l) Periodic auction reset bond - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2004. The bond has a put feature which provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the bond.

30

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

              COP          Certificate of Participation

              CPI          Consumer Price Index

              EETC         Enhanced Equipment Trust Certificate

              ESOP         Employee Stock Ownership Plan

              IDB          Industrial Development Board

              MTN          Medium-Term Note

              PCRB         Pollution Control Revenue Bond

              RB           Revenue Bond

              REIT         Real Estate Investment Trust

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement.

              (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Security Assurance, Inc., or MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

ASSETS
   Investments in securities, at market value
      (identified cost of $408,437)                             $411,552
   Cash                                                                1
   Receivables:
      Capital shares sold                                            352
      Interest                                                     3,445
                                                                --------
         Total assets                                            415,350
                                                                --------
LIABILITIES
   Payables:
      Capital shares redeemed                                      1,172
      Dividends on capital shares                                    177
   Accrued management fees                                            43
   Accrued transfer agent's fees                                       4
   Other accrued expenses and payables                                57
                                                                --------
         Total liabilities                                         1,453
                                                                --------
            Net assets applicable to capital shares
               outstanding                                      $413,897
                                                                ========
NET ASSETS CONSIST OF:
   Paid-in capital                                              $457,258
   Accumulated undistributed net investment income                   128
   Accumulated net realized loss on investments                  (46,604)
   Net unrealized appreciation of investments                      3,115
                                                                --------
            Net assets applicable to capital shares
               outstanding                                      $413,897
                                                                ========
   Capital shares outstanding                                     46,099
                                                                ========
   Authorized shares of $.01 par value                           120,000
                                                                ========
   Net asset value, redemption price, and offering
      price per share                                           $   8.98
                                                                ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T
==================------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SHORT-TERM BOND FUND
YEAR ENDED JULY 31, 2004

INVESTMENT INCOME
   Interest income                                              $14,454
                                                                -------
EXPENSES
   Management fees                                                  715
   Administrative and servicing fees                                600
   Transfer agent's fees                                            568
   Custody and accounting fees                                      132
   Postage                                                           42
   Shareholder reporting fees                                        33
   Directors' fees                                                    5
   Registration fees                                                 46
   Professional fees                                                 40
   Other                                                             13
                                                                -------
      Total expenses                                              2,194
   Expenses paid indirectly                                          (2)
                                                                -------
      Net expenses                                                2,192
                                                                -------
INVESTMENT INCOME                                                12,262
                                                                -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain:
      Unaffiliated transactions                                     718
      Affiliated transactions                                        45
   Change in net unrealized appreciation/depreciation            (3,317)
                                                                -------
         Net realized and unrealized loss                        (2,554)
                                                                -------
Increase in net assets resulting from operations                $ 9,708
                                                                =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SHORT-TERM BOND FUND
YEARS ENDED JULY 31,

                                                                                2004            2003
                                                                            ------------------------
FROM OPERATIONS
   Net investment income                                                    $ 12,262        $ 14,505
   Net realized gain (loss) on investments                                       763          (1,057)
   Change in net unrealized appreciation/depreciation
       of investments                                                         (3,317)          5,200
                                                                            ------------------------
       Increase in net assets resulting from operations                        9,708          18,648
                                                                            ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                     (13,053)        (16,310)
                                                                            ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                 174,927         126,411
   Reinvested dividends                                                       11,396          14,150
   Cost of shares redeemed                                                  (149,410)       (166,618)
                                                                            ------------------------
       Increase (decrease) in net assets from capital
           share transactions                                                 36,913         (26,057)
                                                                            ------------------------
Net increase (decrease) in net assets                                         33,568         (23,719)

NET ASSETS
       Beginning of period                                                    380,329        404,048
                                                                            ------------------------
       End of period                                                        $ 413,897       $380,329
                                                                            ========================
   Accumulated undistributed net investment income:
       End of period                                                        $     128       $      3
                                                                            ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                 19,306         13,920
   Shares issued for dividends reinvested                                       1,258          1,561
   Shares redeemed                                                            (16,499)       (18,401)
                                                                            ------------------------
       Increase (decrease) in shares outstanding                                4,065         (2,920)
                                                                            ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SHORT-TERM BOND FUND
JULY 31, 2004

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this annual report pertains only to the USAA Short-Term Bond Fund (the
         Fund). The Fund's investment objective is high current income consistent with preservation of principal.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                 3. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 4. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

                    in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are
                 accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities using the effective yield method for long-term securities and the straight-line method for short-term securities.

              D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no when-issued commitments as of July 31, 2004.

              E. EXPENSES PAID INDIRECTLY - Through arrangements with the
                 Fund's custodian, realized credits, if any, generated from cash balances in

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

                 the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended July 31, 2004, these custodian credits reduced the Fund's expenses by $2,000.

              F. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

         funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the year ended July 31, 2004, the Fund paid CAPCO facility fees of $3,000. The Fund had no borrowings under either of these agreements during the year ended July 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for security paydown losses and amortization resulted in reclassifications made to the statement of assets and liabilities to decrease paid-in capital by $12,000, decrease accumulated undistributed net investment loss by $916,000, and increase accumulated net realized loss on investments by $904,000. This reclassification has no effect on net assets.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

         The tax character of distributions paid during the years ended July 31, 2004, and 2003, was as follows:

                                                    2004                 2003
                                                --------------------------------

         Ordinary income*                       $13,053,000          $16,310,000


        *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of July 31, 2004, the components of net assets representing distributable earnings on a tax basis were as follows:


         Undistributed ordinary income                             $    304,000
         Accumulated capital and other losses                       (46,604,000)
         Unrealized appreciation                                      3,115,000


         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2004, the Fund had a current post-October deferred capital loss of $21,000 and capital loss carryovers of $46,582,000 for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2009 and 2012, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.


         CAPITAL LOSS CARRYOVERS                  BALANCE           EXPIRES
         --------------------------------------------------------------------
                                                 $ 3,941,000         2009
                                                   2,084,000         2010
                                                  39,474,000         2011
                                                   1,083,000         2012
                                                 -----------
         Total                                   $46,582,000
                                                 ===========

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2004, were $157,734,000 and $116,510,000, respectively.

         The cost of securities at July 31, 2004, for federal income tax purposes, was $408,437,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2004, for federal income tax purposes, were $4,402,000 and $1,287,000, respectively, resulting in net unrealized appreciation of $3,115,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the year ended July 31, 2004.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Investment Grade Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Short Investment Grade Debt Funds category. The base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

                 For the year ended July 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $715,000, which is net of a performance adjustment of $(246,000) that decreased the base management fee of 0.24% by 0.06%.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $600,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $568,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended July 31, 2004, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                            COST TO       NET REALIZED
              SELLER                 PURCHASER             PURCHASER     GAIN TO SELLER
         --------------------------------------------------------------------------------
         USAA Short-Term Bond      USAA High-Yield
           Fund                      Opportunities Fund     $3,191,000        $45,000

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED JULY 31,
                                      ---------------------------------------------------------------------------
                                           2004               2003             2002            2001          2000
                                      ---------------------------------------------------------------------------
Net asset value at
   beginning of period                 $   9.05           $   8.99         $   9.95        $   9.70      $   9.75
                                      ---------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                    .30                .37              .55(b)          .65           .63
   Net realized and
     unrealized gain (loss)                (.07)               .09             (.96)(b)         .25          (.05)
                                      ---------------------------------------------------------------------------
Total from investment operations            .23                .46             (.41)            .90           .58
                                      ---------------------------------------------------------------------------
Less distributions:
   From net investment income              (.30)              (.40)            (.55)           (.65)         (.63)
                                      ---------------------------------------------------------------------------
Net asset value at end of period       $   8.98           $   9.05         $   8.99        $   9.95      $   9.70
                                      ===========================================================================

Total return (%)*                          2.51               5.14            (4.29)           9.61          6.18
Net assets at end of period (000)      $413,897           $380,329         $404,048        $419,857      $293,003
Ratio of expenses to
   average net assets (%)**                 .55(a)             .55(a)           .58(a)          .46(a)        .48(a)
Ratio of net investment income
   to average net assets (%)**             3.06               3.88             5.74(b)         6.67          6.56
Portfolio turnover (%)                    32.02              67.33            87.55           31.80         23.68

  * Assumes reinvestment of all net investment income distributions during the period.
 **  For the year ended July 31, 2004, average net assets were $400,445,000.
(a) Reflects total expenses, excluding any expenses paid indirectly, which did not affect the Fund's expense ratios.
(b) In 2001, a change in amortization method was made as required by an accounting pronouncement. Without this change, the ratio of net investment income to average net assets would have been 5.73%. The per share net investment income and net realized and unrealized loss amounts would not have changed.

44

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2004, through July 31, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2004

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                             BEGINNING               ENDING             DURING PERIOD*
                                           ACCOUNT VALUE         ACCOUNT VALUE        FEBRUARY 1, 2004 -
                                          FEBRUARY 1, 2004       JULY 31, 2004           JULY 31, 2004
                                          ---------------------------------------------------------------
         Actual                              $1,000.00              $1,003.70                $2.75
         Hypothetical
           (5% return before expenses)        1,000.00               1,022.12                 2.77

        *Expenses are equal to the Fund's annualized expense ratio of 0.55%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.37% for the six-month period of February 1, 2004, to July 31, 2004.

46

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

           The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

           Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of July 31, 2004. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

           If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

           * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

           ROBERT G. DAVIS (2)
           Director and Chairman of the Board of Directors
           Born: November 1946
           Year of Election or Appointment: 1996

           Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (FPS) (1/97-7/03). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, USAA Real Estate Company (RealCo), and USAA Financial Advisors, Inc. (FAI).

           CHRISTOPHER W. CLAUS (2,4)
           Director, President, and Vice Chairman of the Board of Directors
           Born: December 1960
           Year of Election or Appointment: 2001

           President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

48

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

           BARBARA B. DREEBEN (3,4,5,6)
           Director
           Born: June 1945
           Year of Election or Appointment: 1994

           President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           ROBERT L. MASON, PH.D. (3,4,5,6)
           Director
           Born: July 1946
           Year of Election or Appointment: 1997

           Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           MICHAEL F. REIMHERR (3,4,5,6)
           Director
           Born: August 1945
           Year of Election or Appointment: 2000

           President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/ Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

           LAURA T. STARKS, PH.D. (3,4,5,6)
           Director
           Born: February 1950
           Year of Election or Appointment: 2000

           Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           RICHARD A. ZUCKER (2,3,4,5,6)
           Director
           Born: July 1943
           Year of Election or Appointment: 1992

           Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

           (2) MEMBER OF EXECUTIVE COMMITTEE

           (3) MEMBER OF AUDIT COMMITTEE

           (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

           (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

           (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

50

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

           CLIFFORD A. GLADSON
           Vice President
           Born: November 1950
           Year of Appointment: 2002

           Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

           STUART WESTER
           Vice President
           Born: June 1947
           Year of Appointment: 2002

           Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

           MARK S. HOWARD
           Secretary
           Born: October 1963
           Year of Appointment: 2002

           Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

           DAVID M. HOLMES
           Treasurer
           Born: June 1960
           Year of Appointment: 2001

           Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01). Mr. Holmes also holds the Officer positions of Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, IMCO, USAA Shareholder Account Services, FAI, and FPS; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

           EILEEN M. SMILEY
           Assistant Secretary
           Born: November 1959
           Year of Appointment: 2003

           Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

           ROBERTO GALINDO, JR.
           Assistant Treasurer
           Born: November 1960
           Year of Appointment: 2000

           Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

           (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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           _____________________________________________________________________

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

AS A RESULT OF RULES RECENTLY ADOPTED BY THE SEC, THE FUND WILL FILE ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS WILL BE AVAILABLE
(I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
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                                                                  Paper

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23425-0904                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 17 funds in all. Only 14 funds of the Registrant (excluding the Index Funds) have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2004 and 2003 were $240,900 and $232,800, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Registrant for professional services rendered by Ernst & Young LLP for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2004 and 2003 were $15,500 and $15,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

                Review of Federal,     Quarterly       Review of US/UK
                State and City       Diversification   tax treaty issue
                Income and tax          Review          and tax issues
                returns and excise       under           related to
                tax calculations      Subchapter M      grantor trust     Total
--------------------------------------------------------------------------------
FYE 7/31/2004     $ 54,200             $12,600              $1,547      $ 68,347

FYE 7/31/2003     $ 52,415                $0                  $0        $ 52,415
                  --------------------------------------------------------------
  Total           $106,615             $12,600              $1,547      $120,762

All tax service fees were preapproved by the Audit Committee.

(d) The Funds' investment adviser and transfer agent, USAA Investment Management Company (IMCO) and USAA Transfer Agency Company dba USAA Shareholder Account Services (SAS), paid Ernst & Young LLP aggregate fees of $21,036 for non-audit services related to the Funds for fiscal year ended July 31, 2003. The services are detailed in the table below:

                  Description of Other Services - FYE 07/31/2003

Description of Service          Amount Paid               Party Paying
----------------------          -----------               ------------
Review of Corporate             $ 7,960                    IMCO
Governance Procedures

Review of Anti-Money            $ 2,500                    IMCO
Laundering Procedures

Reporting and Oversight Review  $ 6,576                    IMCO

Review of Procedures            $ 4,000                    SAS
regarding As of Transactions
                                ---------
Total                           $21,036

These services provided in the fiscal year ending 07/31/2003 were not pre-approved by the Audit Committee because the engagements occurred prior to the rule's effectiveness requiring such pre-approval. Any such other non-audit fees to be provided to the Funds' investment adviser or transfer agent (or other affiliated service provider to the Funds) will be subject to the pre-approval requirement. No such fees were paid in the fiscal year ending July 31, 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and transfer agent (SAS) for 2004 and 2003 were $105,847 and $128,451, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2004 and 2003 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    09-30-2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    09-30-2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    09-30-2004
         ------------------------------


*Print the name and title of each signing officer under his or her signature.